Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and cash equivalents [abstract]
Cash and deposits	¥ 205,190	¥ 229,557
Short-term investments	252,611	303,973
Total	¥ 457,800	¥ 533,530	¥ 849,695	¥ 966,222